Commitments and Contingencies - Schedule of Research and Development Commitments (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Within one year	SFr 31,449	SFr 21,933
Between one and five years	10,537	10,232
Total	SFr 41,986	SFr 32,165